Deconsolidation of Osisko Development and discontinued operations (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended										12 Months Ended
	Sep. 30, 2022 CAD ($) Rate	May 31, 2022 CAD ($) share	May 31, 2022 CAD ($) share $ / shares	Apr. 30, 2022 CAD ($) shares	Apr. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CAD ($) $ / shares Rate shares	Mar. 31, 2022 USD ($) $ / shares Rate shares	Mar. 31, 2021 CAD ($) $ / shares shares	Feb. 28, 2021 CAD ($) $ / shares shares	Jan. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) Rate	Dec. 31, 2020 CAD ($)	May 31, 2022 USD ($) share
Disclosure of analysis of single amount of discontinued operations [line items]
Investments in associates											$ 319,763	$ 125,354
Recognized royalty and stream interests on assets held											122,053
Net loss from discontinued operations											(268,475)	$ (133,302)
Osisko Development Corp [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary | Rate	44.10%											75.10%
Investments in associates	$ 207,000
Recognized royalty and stream interests on assets held	122,100
Net non-cash loss on deconsolidation	$ 140,900
Share consolidation ratio of ODV shares		a three for one basis (3:1)
First tranche of non-brokered private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Number of units issued of ODV | shares										9,346,464
Price per unit issued of ODV | $ / shares										$ 7.5
Gross proceeds from issuance of units of ODV										$ 68,600
Description of units issued of ODV										Each unit consisted of one common share of Osisko Development and one-half of one common share purchase warrant of Osisko Development,
Exercise price for warrants issued of ODV | $ / shares										$ 10
Final tranche of non-brokered private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Number of units issued of ODV | shares									1,515,731
Price per unit issued of ODV | $ / shares									$ 7.5
Gross proceeds from issuance of units of ODV									$ 11,200
Description of units issued of ODV									Each unit consisted of one common share of Osisko Development and one-half of one common share purchase warrant of Osisko Development,
Exercise price for warrants issued of ODV | $ / shares									$ 10
Non-brokered private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from private placements received by ODV													$ 73,900
Share issue expenses from the non-brokered private placement of ODV													1,100
Share issue expenses, net of tax from the non-brokered private placement of ODV													$ 800
Bought deal brokered private placement of flow-through shares [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from private placements received by ODV								$ 33,600
Share issue expenses from the non-brokered private placement of ODV								1,500
Share issue expenses, net of tax from the non-brokered private placement of ODV								$ 1,100
Number of flow-through shares issued from the brokered private placement of ODV | shares								2,055,742
Price per flow-through share issued from brokered private placement | $ / shares								$ 9.05
Number of charity flow-through shares issued from the brokered private placement of ODV | shares								1,334,500
Price per charity flow-through shares issued from the brokered private placement of ODV | $ / shares								$ 11.24
Recognition of deferred premium on flow-through shares from brokered private placement of ODV								$ 7,900
Share issue costs attributed on deferred premium from brokered private placement of ODV								$ 500
ODV bought deal private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Description of units issued of ODV						Each ODV Unit was comprised of one common share of the company (each, an "ODV Common Share") and one common share purchase warrant (each, an "ODV Warrant"), with each ODV Warrant entitling the holder thereof to purchase one additional ODV Common Share at a price of $7.60 per ODV Common Share for a period of 60 months following the date hereof.	Each ODV Unit was comprised of one common share of the company (each, an "ODV Common Share") and one common share purchase warrant (each, an "ODV Warrant"), with each ODV Warrant entitling the holder thereof to purchase one additional ODV Common Share at a price of $7.60 per ODV Common Share for a period of 60 months following the date hereof.
Exercise price for warrants issued of ODV | $ / shares						$ 7.6
Proceeds from private placements received by ODV						$ 103,500
Number of ODV Subscription Receipts | shares						13,732,900	13,732,900
Price per Offered Security (ODV Subscription Receipts and ODV Units) | $ / shares						$ 4.45
Number of ODV Units | shares						9,525,850	9,525,850
Percentage of cash commission paid to the underwriters | Rate						5.00%	5.00%
First tranche of ODV non-brokered private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from private placements received by ODV						$ 108,100	$ 84.8
Number of ODV Subscription Receipts | shares						24,215,099	24,215,099
Price per Offered Security (ODV Subscription Receipts and ODV Units) | $ / shares							$ 3.5
Second tranche of ODV non-brokered private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from private placements received by ODV						$ 41,000	$ 32.8
Number of ODV Subscription Receipts | shares						9,365,689	9,365,689
Price per Offered Security (ODV Subscription Receipts and ODV Units) | $ / shares							$ 3.5
Third tranche of the ODV non-brokered private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from private placements received by ODV				$ 2,200	$ 1.8
Number of ODV Subscription Receipts | shares				512,980	512,980
Price per Offered Security (ODV Subscription Receipts and ODV Units) | $ / shares					$ 3.5
ODV non-brokered private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Description of units issued of ODV		Each ODV Unit was comprised of one ODV Common Share and one ODV Warrant, with each ODV Warrant entitling the holder thereof to purchase one additional ODV Common Share at a price of US$6.00 per ODV Common Share for a period of five years following the date of issue.
Exercise price for warrants issued of ODV | $ / shares			$ 6
Osisko Development, discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues of discontinued operations											44,820	$ 7,275
Net loss from discontinued operations											(268,475)	$ (133,302)
Tintic Consolidated Metals LLC [Member] | Osisko Development Corp [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Number of ODV shares issued for Tintic acquisition | share		12,049,449	12,049,449											12,049,449
Cash transfered for Tintic acquisition by ODV		$ 74,700	$ 74,700											$ 58.7
NSR royalty percentage		2.00%
Buyback right percentage		50.00%
Deferred consideration		$ 15,900	15,900											12.5
Transaction costs related to acquisition		4,700
Consideration paid		199,473	199,473											156.6
Convertible instruments		$ 10,800	$ 10,800											$ 8.5
Tintic Consolidated Metals LLC [Member] | Osisko Development, discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues of discontinued operations											11,500
Net loss from discontinued operations											$ 1,600